Voya Index Solution Income Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution Income Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,154
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	554
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	858
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,037